Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We have the following practices regarding equity compensation grants:
+It is the Talent and Compensation Committee’s policy to approve ordinary course annual equity awards on the day of the Talent and Compensation Committee’s regularly scheduled meeting held in February of each year, which is scheduled approximately a year in advance, with the grant date of such awards to be effective five (5) business days after the release of annual earnings for such year. At the Talent and Compensation Committee meeting, the Talent and Compensation Committee approves each NEO’s equity award, including any portion of each NEO’s annual equity award that will be granted as stock options. Occasionally, the Talent and Compensation Committee may also grant equity awards outside of our annual grant cycle, including for new hires, promotions or other special circumstances. The timing of any equity grants to executive officers in connection with any such new hires, promotions or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
+The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based upon grant dates of equity. In the event MNPI becomes known to the Talent and Compensation Committee prior to granting an equity award, the Talent and Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.
+Under the Omnibus Plan, the exercise price of any stock option grant will be no less than 100% of the fair market value of our common stock subject to such option on the date of grant.
+Equity award accounting complies with GAAP in the United States and is transparently disclosed in our SEC filings. During 2025, we did not grant stock options to any of our NEOs during the period(s) beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any MNPI.

Award Timing Method	It is the Talent and Compensation Committee’s policy to approve ordinary course annual equity awards on the day of the Talent and Compensation Committee’s regularly scheduled meeting held in February of each year, which is scheduled approximately a year in advance, with the grant date of such awards to be effective five (5) business days after the release of annual earnings for such year. At the Talent and Compensation Committee meeting, the Talent and Compensation Committee approves each NEO’s equity award, including any portion of each NEO’s annual equity award that will be granted as stock options. Occasionally, the Talent and Compensation Committee may also grant equity awards outside of our annual grant cycle, including for new hires, promotions or other special circumstances. The timing of any equity grants to executive officers in connection with any such new hires, promotions or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based upon grant dates of equity. In the event MNPI becomes known to the Talent and Compensation Committee prior to granting an equity award, the Talent and Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.